INVESTMENTS IN SUBSIDIARIES - Summarized income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summarized income statement
Operating revenue	$ 9,474	$ 8,885	$ 9,606
Operating expenses	(7,968)	(7,801)	(9,082)
(Loss) / profit before tax	(24)	347	(595)
Income tax expense	(397)	(615)	(712)
(Loss) / profit for the period	(496)	2,420	(553)
Total comprehensive income / (loss)	(1,153)	2,312	(2,345)
Attributed to NCIs	(93)	79	(618)
LLP "KaR-Tel"
Summarized income statement
Operating revenue	348	308	534
Operating expenses	(296)	(255)	(410)
Other (expenses) / income	(7)	2	97
(Loss) / profit before tax	45	55	221
Income tax expense	(13)	(14)	(51)
(Loss) / profit for the period	32	41	170
Total comprehensive income / (loss)	32	41	170
Attributed to NCIs	8	10	44
LLC "Sky Mobile"
Summarized income statement
Operating revenue	108	136	164
Operating expenses	(97)	(162)	(93)
Other (expenses) / income	(2)	(12)	29
(Loss) / profit before tax	9	(38)	100
Income tax expense	(4)	(5)	(10)
(Loss) / profit for the period	5	(43)	90
Total comprehensive income / (loss)	5	(43)	90
Attributed to NCIs	3	(21)	40
Global Telecom Holding S.A.E
Summarized income statement
Operating revenue	3,015	2,955	2,894
Operating expenses	(2,384)	(2,463)	(2,462)
Other (expenses) / income	(450)	(213)	(364)
(Loss) / profit before tax	181	279	68
Income tax expense	(375)	(144)	(115)
(Loss) / profit for the period	(194)	135	(47)
Total comprehensive income / (loss)	(194)	135	(47)
Attributed to NCIs	(40)	116	26
Dividends paids to NCIS	116
Omnium Telecom Algerie S.p.A
Summarized income statement
Operating revenue	915	1,040	1,273
Operating expenses	(703)	(753)	(922)
Other (expenses) / income	(27)	(33)	(72)
(Loss) / profit before tax	185	254	279
Income tax expense	(49)	(69)	(106)
(Loss) / profit for the period	136	185	173
Total comprehensive income / (loss)	136	185	173
Attributed to NCIs	100	$ 141	132
Dividends paids to NCIS	$ 82		$ (57)